BLACKROCK FUND INVESTORS III
SEMI-ANNUAL REPORT
JUNE 30, 1997 (UNAUDITED)


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BLACKROCK FUND INVESTORS III
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

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ASSETS

Investment in BlackRock Asset Investors,
     at estimated fair value
     (cost $249,061,565) (Notes 1 and 3)                          $ 251,330,955
Repurchase agreement dated 6/30/97
     with State Street Bank and Trust, Co.
     5.60% due 7/1/97, collateralized by
     $165,000 United States Treasury Note
     4.75% due 10/31/98 (market value $163,798)
     (repurchase proceeds $160,025) (cost $160,000)                     160,000
                                                                  -------------

     Total investments (cost $249,221,565)                          251,490,955
                                                                  -------------

Cash                                                                      6,588
Notes receivable (Note 4)                                               107,500
Deferred organization expenses and other assets (Note 1)                 97,971
                                                                  -------------

     Total assets                                                   251,703,014

LIABILITIES

Notes payable (Note 4)                                                  107,500
Other accrued expenses                                                   39,888

     Total liabilities                                                  147,388

NET ASSETS                                                        $ 251,555,626
                                                                  =============

Net assets were comprised of:
     Shares of beneficial interest, at par (Note 5)               $       3,354
     Paid-in capital in excess of par                               249,419,429
                                                                  -------------
                                                                    249,422,783
     Distributions in excess of net investment income                  (136,547)
     Net unrealized appreciation on investment companies              2,269,390

     Total net assets                                             $ 251,555,626
                                                                  =============

Net asset value per share                                         $      750.01
                                                                  =============

Total shares outstanding at end of period                            335,401.95
                                                                  =============


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See Notes to Financial Statements.

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BLACKROCK FUND INVESTORS III
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

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NET INVESTMENT INCOME

Income
     Interest (net of interest expense of $4,296)                    $     6,169
     Dividend income                                                  10,435,368
                                                                     -----------

     Total income                                                     10,441,537

Expenses
     Directors                                                            31,241
     Amortization of deferred organization expenses                       16,811
     Audit                                                                11,207
     Amortization of prepaid insurance                                     3,711
     Legal                                                                 3,471
     Transfer Agent                                                        2,603
     Custodian                                                             2,479
     Miscellaneous                                                         8,575
                                                                     -----------

          Total expenses                                                  80,098

     Net investment income                                            10,361,439

UNREALIZED GAIN
     ON INVESTMENTS (NOTE 3)

Net change in unrealized appreciation
   on investment companies                                             4,957,097
                                                                     -----------

     Net unrealized gain                                               4,957,097

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                       $15,318,536
                                                                     ===========



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See Notes to Financial Statements.

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BLACKROCK FUND INVESTORS III
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

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INCREASE (DECREASE) IN CASH

Cash flows provided by operating activities:
     Dividends and interest received                               $ 10,447,811
     Expenses paid                                                     (144,722)
     Paid to affiliates                                                 (28,966)
                                                                   ------------

     Net cash flows provided by operating activities                 10,274,123
                                                                   ------------

Net purchase of investments                                         (83,618,952)

Cash flows provided by financing activities:
     Proceeds from Fund shares issued                                83,458,950
     Dividend and distributions to shareholders                     (10,399,826)

     Net cash flows provided by financing activities                 73,059,124
                                                                   ------------

Net decrease in cash                                                   (285,705)

Cash beginning of period                                                292,293

Cash end of period                                                        6,588

RECONCILIATION OF NET INCREASE IN NET
     ASSETS RESULTING FROM OPERATIONS
     TO NET CASH FLOWS PROVIDED BY
     OPERATING ACTIVITIES

Net increase in net assets resulting from operations               $ 15,318,536
                                                                   ------------

Increase in unrealized appreciation                                  (4,957,097)
Decrease in deferred organization expenses and other assets              16,819
Decrease in accrued expenses and other liabilities                     (104,135)

     Total adjustments                                               (5,044,413)

Net cash flows provided by operating activities                    $ 10,274,123
                                                                   ============

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See Notes to Financial Statements.


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BLACKROCK FUND INVESTORS III
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1.       ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Fund Investors III ("Fund III") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund III invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund III. The value of Fund III's investment in BAI reflects Fund III's proportionate interest in the net assets of BAI. The performance of Fund III is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund III's financial statements.
     The following is a summary of significant accounting policies followed by Fund III.

SECURITIES VALUATION: Fund III's interest in BAI common shares is valued by Fund III at its proportionate interest in the net asset value of BAI (approximately 45.20% at June 30, 1997). Fund III also holds 691.56 BAI preferred shares which are valued at cost ($345,780). Valuation of securities by BAI is discussed in
Note 1 of BAI's Notes to Financial Statements which are included elsewhere in this report.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund III amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

TAXES: It is Fund III's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.
Therefore, no federal income or excise tax provision is required.
     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

DIVIDENDS AND DISTRIBUTIONS: Fund III declares and distributes dividends at least annually first from net investment income, then from realized short-term capital gains and other sources. Fund III also expects to pay distributions in the form of return of paid-in capital. Net long-term capital gains, if any, in excess of loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities.

MASTER ADMINISTRATION, ADMINISTRATION AND OTHER EXPENSES: Master administration and other expenses are recorded on the accrual basis.

DEFERRED ORGANIZATION EXPENSES: A total of $169,499 was incurred in connection with the organization of Fund III. These costs have been deferred and are being amortized ratably over a period of 60 months from the date Fund III commenced investment operations.

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NOTE 2.       AGREEMENTS

     Fund III has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator "). For its services under the Master Administration Agreement, the Master Administrator receives no fees from Fund III.
     Fund III has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). For its services under the Administration Agreement, State Street receives no fees from Fund III.
     Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund III, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund
III. Fund III bear all other costs and expenses.
      Certain trustees of Fund III who are not interested parties are paid a fee, which is split ratably between BAI, Fund III, BlackRock Fund Investors I and BlackRock Fund Investors II, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.       PORTFOLIO SECURITIES

     Purchases and proceeds from sale of investment securities other than short-term investments for the period ended June 30, 1997 aggregated $83,458,950 and $0, respectively. The federal income tax basis of the investments of Fund III at June 30, 1997 was substantially the same as the basis for financial reporting.

NOTE 4.       NOTES

     Fund III has issued and sold notes in the aggregate principal amount of $117,500 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Fund III.

NOTE 5.       CAPITAL

     Fund III has obtained capital commitments from investors in the form of subscription agreements to engage in the real estate debt investment activities described herein. When notified by Fund III, in accordance with the Declaration of Trust, the investors shall make capital contributions as are required to satisfy their outstanding capital commitments. Fund III must give fourteen days advance notice before contributions are due. As of December 31, 1996, the total capital commitments from the Funds was $253,239,514 of which $249,453,818 had been called and received.



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TRUSTEES
Laurence D. Fink, CHAIRMAN
Terry Blaney
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Kendrick R. Wilson, III

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022



The accompanying financial statements as of June 30, 1997 were not audited and accordingly, no opinion is expressed on them. This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BLACKROCK FUND INVESTORS III
Two Heritage Drive
North Quincy, MA  02171